Supplement Dated August 29, 2022
To The Prospectus Dated April 25, 2022 For

DEFINED STRATEGIES VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

The following changes to your prospectus are effective August 29, 2022:

➢    In the section titled "IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT", the fees and expenses have been revised to reflect a charge change to the JNL/WMC Government Money Market Fund. The changes are as follows:
•The Investment Options maximum charge under “Ongoing Fees and Expenses” has been changed from 0.77% to 1.36%.
•The Highest Annual Cost has been changed from $3,093 to $3,498.

➢    In the sub-section titled "Annual Fund Expenses", in the section titled "FEES AND EXPENSES TABLES", the maximum fund expense has been revised from 0.77% to 1.36%.

➢    In the section titled "EXAMPLE", the table has been revised to reflect a charge change to the JNL/WMC Government Money Market Fund. The table has been deleted and replaced with the following:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$11,859	$19,597	$27,363	$48,903	$11,859	$14,597	$24,363	$48,903	$4,859	$14,597	$24,363	$48,903

*Withdrawal charges apply to annuitizations occurring within one year of the Contract’s Issue Date.

➢    In the section titled “APPENDIX A (Funds Available Under the Contract)”, the expense information and respective footnotes for the JNL/WMC Government Money Market Fund are revised as follows:

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/WMC Government Money Market Fund
Domestic/Global Fixed-Income	(Wellington Management Company LLP)	1.36%[3]	0%	0.60%	0.30%

3	Reflects expenses estimated for the current fiscal year.
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(To be used with VC3652 04/22)

JFV101457 08/22